Consolidated Statements of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock, Common [Member]	The 401(k) Plan [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2018 and 2023 Stock Incentive Plan [Member] Treasury Stock, Common [Member]	The 2018 and 2023 Stock Incentive Plan [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2023									2,407,048
Balance at Dec. 31, 2023									$ 29,000	$ 20,299,000	$ (3,568,000)	$ (10,000)	$ 31,741,000	$ 48,491,000
Reissuance of treasury stock (in shares)	11,024				9,000				213,318
Reissuance of treasury stock		$ 47,000	$ 72,000	$ 119,000		$ (58,000)	$ 58,000	$ 0	$ 2,000	2,446,000				2,448,000
Treasury stock purchased (in shares)									(13,855)
Treasury stock purchased											(150,000)			(150,000)
Stock based compensation expense										242,000				242,000
Cash dividends declared, per share													(1,338,000)	(1,338,000)
Net income													2,795,000	2,795,000
Other comprehensive income, net												10,000		$ 10,000
Balance (in shares) at Dec. 31, 2024									2,626,535					2,626,535
Balance at Dec. 31, 2024									$ 31,000	22,976,000	(3,588,000)	0	33,198,000	$ 52,617,000
Reissuance of treasury stock (in shares)	7,164				8,500
Reissuance of treasury stock		$ 28,000	$ 46,000	$ 74,000		$ (56,000)	$ 56,000
Treasury stock purchased (in shares)									(4,221)
Treasury stock purchased											(44,000)			(44,000)
Stock based compensation expense										251,000				251,000
Cash dividends declared, per share													(894,000)	(894,000)
Net income													322,000	322,000
Other comprehensive income, net												3,000		$ 3,000
Balance (in shares) at Dec. 31, 2025									2,637,978					2,637,978
Balance at Dec. 31, 2025									$ 31,000	$ 23,199,000	$ (3,530,000)	$ 3,000	$ 32,626,000	$ 52,329,000